UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21846

CLOUGH GLOBAL OPPORTUNITIES FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Abigail J. Murray
Clough Global Opportunities Fund
1290 Broadway, Suite 1100
Denver, Colorado 80203
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  October 31

Date of reporting period: January 31, 2016

Item 1 – Schedule of Investments.

The Schedule of Investments is included herewith.

Clough Global Allocation Fund
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS 97.03%
Consumer Discretionary 21.55%
Diversified Consumer Services 2.23%
Service Corp. International(a)(b)	45,700	$1,105,483
Starbucks Corp.(a)(b)	35,400	2,151,258
		3,256,741

Household Durables 5.41%
DR Horton, Inc.(a)(b)	108,126	2,974,546
Lennar Corp. - Class A(a)(b)	97,300	4,101,195
PulteGroup, Inc.(a)(b)	48,500	812,860
		7,888,601

Internet & Catalog Retail 3.84%
JD.com, Inc. - ADR(a)(b)(c)	14,800	385,244
Liberty Ventures - Series A(a)(b)(c)	114,072	4,486,452
Rakuten, Inc.(c)	70,900	719,453
		5,591,149

Media 7.84%
AMC Entertainment Holdings, Inc. - Class A(a)(b)	38,600	841,480
Cable One, Inc.(a)(b)	1,800	773,982
Comcast Corp. - Class A(a)(b)	50,700	2,824,497
IMAX Corp.(a)(b)(c)	60,300	1,872,918
Liberty Broadband Corp. - Class A(a)(b)(c)	12,528	596,333
Liberty Broadband Corp. - Class C(a)(b)(c)	46,348	2,178,356
Liberty Media Corp. - Class A(a)(b)(c)	30,112	1,102,702
Liberty Media Corp. - Class C(a)(b)(c)	34,824	1,239,386
		11,429,654

Specialty Retail 1.45%
Signet Jewelers, Ltd.(a)(b)	18,250	2,117,000

Textiles 0.78%
Carter's, Inc.(a)(b)	11,700	1,137,474

TOTAL CONSUMER DISCRETIONARY		31,420,619

Consumer Staples 1.15%
CVS Health Corp.(a)(b)	9,100	878,969
Prestige Brands Holdings, Inc.(a)(c)	17,200	802,896
		1,681,865

Energy 5.11%
BP PLC - Sponsored ADR(a)(b)	80,300	2,599,311
Concho Resources, Inc.(a)(b)(c)	11,600	1,103,508

	Shares	Value
Energy (continued)
Devon Energy Corp.(a)	16,900	$471,510
EOG Resources, Inc.(a)	7,200	511,344
Fairway Energy Partners LLC(c)(d)(e)	130,700	1,323,337
Pioneer Natural Resources Co.(a)(b)	11,600	1,437,820
		7,446,830

Financials 28.08%
Business Development Corporations 3.00%
Ares Capital Corp.(a)	190,400	2,646,560
Golub Capital BDC, Inc.(a)	111,300	1,729,602
		4,376,162

Capital Markets 2.45%
Atlas Mara, Ltd.(c)(e)	183,658	899,924
Morgan Stanley(a)(b)	103,287	2,673,068
		3,572,992

Commercial Banks 2.03%
First Republic Bank(a)(b)	14,900	1,013,200
Mitsubishi UFJ Financial Group, Inc.	86,800	436,922
Mizuho Financial Group, Inc.	271,100	460,847
Sumitomo Mitsui Financial Group, Ltd.	7,600	249,849
Wells Fargo & Co.(a)(b)	15,800	793,634
		2,954,452

Diversified Financials 9.40%
Bank of America Corp.(a)	420,591	5,947,157
Citigroup, Inc.(a)(b)	156,730	6,673,563
JPMorgan Chase & Co.(a)(b)	18,200	1,082,900
		13,703,620

Insurance 1.88%
American International Group, Inc.(a)(b)	48,600	2,744,928

Real Estate Investment Trusts 7.48%
American Capital Agency Corp.(a)(b)	94,900	1,619,943
Annaly Capital Management, Inc.(a)(b)	94,300	895,850
Healthcare Trust of America, Inc. - Class A(a)(b)	51,500	1,444,060
Ladder Capital Corp.(a)	55,102	606,122
PennyMac Mortgage Investment Trust(a)(b)	106,414	1,441,910
Physicians Realty Trust	29,600	505,272
Starwood Property Trust, Inc.(a)	154,400	2,939,776
Two Harbors Investment Corp.(a)(b)	191,791	1,457,611
		10,910,544

Thrifts & Mortgage Finance 1.84%
MGIC Investment Corp.(a)(b)(c)	316,634	2,096,117

	Shares	Value
Financials (continued)
Radian Group, Inc.(a)(b)	58,100	$584,486
		2,680,603

TOTAL FINANCIALS		40,943,301

Health Care 13.87%
3SBio, Inc.(c)(e)	1,500	1,802
Acceleron Pharma, Inc.(a)(c)	14,200	435,940
Akorn, Inc.(a)(b)(c)	38,600	1,003,214
Albany Molecular Research, Inc.(a)(b)(c)	54,600	891,072
Allergan PLC(a)(b)(c)	5,000	1,422,150
Amsurg Corp.(a)(b)(c)	12,700	929,513
AstraZeneca PLC - Sponsored ADR(a)(b)	40,636	1,309,292
Bristol-Meyers Squibb Co.(a)(b)	13,187	819,704
Cardiome Pharma Corp.(a)(b)(c)	142,200	941,364
Cerner Corp.(a)(b)(c)	17,600	1,020,976
Cigna Corp.(a)(b)	2,900	387,440
Corindus Vascular Robotics, Inc.(a)(c)	146,900	295,269
Dynavax Technologies Corp.(a)(c)	27,300	657,657
Galapagos NV - Sponsored ADR(a)(c)	9,100	445,172
GW Pharmaceuticals PLC - ADR(a)(c)	8,200	411,312
HCA Holdings, Inc.(a)(c)	6,477	450,670
Healthways, Inc.(a)(b)(c)	127,549	1,499,976
Hologic, Inc.(a)(c)	10,900	369,946
Intra-Cellular Therapies, Inc.(a)(c)	19,100	708,228
Intrexon Corp.(a)(b)(c)	20,504	597,486
Jazz Pharmaceuticals PLC(a)(b)(c)	6,737	867,321
Keryx Biopharmaceuticals, Inc.(a)(b)(c)	165,400	583,862
Kura Oncology, Inc.(a)(c)(e)	69,700	334,560
Perrigo Co. PLC(a)(b)	9,560	1,382,185
Sinopharm Group Co., Ltd. - Class H	142,400	499,627
Team Health Holdings, Inc.(c)	9,800	400,526
Veracyte, Inc.(a)(b)(c)	81,556	528,483
Vertex Pharmaceuticals, Inc.(a)(b)(c)	11,300	1,025,475
		20,220,222

Industrials 8.29%
Allison Transmission Holdings, Inc.(a)(e)	61,041	1,452,165
Armstrong World Industries, Inc.(a)(b)(c)	27,400	1,059,832
FedEx Corp.(a)	2,800	372,064
Kansas City Southern(a)(b)	19,900	1,410,512
Keisei Electric Railway Co., Ltd.	73,000	956,329
Roper Technologies, Inc.(a)(b)	4,700	825,649
Seibu Holdings, Inc.	55,500	1,094,276
TransDigm Group, Inc.(a)(c)	11,400	2,561,922
Viasat, Inc.(a)(b)(c)	37,649	2,353,063
		12,085,812

Information Technology 9.72%
Alibaba Group Holding, Ltd. - Sponsored ADR(a)(c)	5,300	355,259
	Shares	Value
Information Technology (continued)
Alphabet, Inc. - Class A(a)(b)(c)	2,680	$2,040,418
Alphabet, Inc. - Class C(a)(b)(c)	3,137	2,330,634
Facebook, Inc. - Class A(a)(b)(c)	19,200	2,154,432
Fujifilm Holdings Corp.	14,100	535,513
Lam Research Corp.(a)(b)	28,900	2,074,731
Microsoft Corp.(a)(b)	28,400	1,564,556
Monolithic Power Systems, Inc.	10,900	682,013
Nintendo Co., Ltd.	4,200	577,797
Pandora Media, Inc.(a)(b)(c)	88,200	857,304
Salesforce.com, Inc.(a)(b)(c)	14,700	1,000,482
		14,173,139

Materials 2.81%
Air Products & Chemicals, Inc.(a)	6,900	874,299
Axalta Coating Systems, Ltd.(a)(b)(c)	63,000	1,500,030
W.R. Grace & Co.(a)(b)(c)	21,100	1,716,274
		4,090,603

Telecommunication Services 3.17%
AT&T, Inc.(a)(b)	76,800	2,769,408
China Mobile, Ltd.	96,500	1,062,872
Nippon Telegraph & Telephone Corp.	19,000	789,097
		4,621,377

Utilities 3.28%
Calpine Corp.(a)(b)(c)	159,100	2,435,821
Eversource Energy(a)(b)	43,700	2,351,060
		4,786,881

TOTAL COMMON STOCKS
(Cost $155,631,688)		141,470,649

EXCHANGE TRADED FUNDS 0.29%
PowerShares® Deutsche Bank U.S. Dollar Index Bullish Fund(a)(b)(c)	16,700	431,862

TOTAL EXCHANGE TRADED FUNDS
(Cost $424,311)		431,862

	Shares	Value
CLOSED-END FUNDS 4.58%
AllianzGI Diversified Income & Convertible Fund(a)	23,100	$378,840
Avenue Income Credit Strategies Fund(a)	25,200	261,576
Calamos Dynamic Convertible & Income Fund	23,900	390,765
Calamos Strategic Total Return Fund	88,800	789,432
Cohen & Steers Quality Income Realty Fund, Inc.(a)	24,600	280,194
Cohen & Steers REIT and Preferred Income Fund, Inc.	28,500	503,025
Gabelli Equity Trust, Inc.	191,100	930,657
Liberty All-Star Equity Fund(a)	146,700	693,891
PIMCO Income Strategy Fund II	38,900	327,149
Tekla Healthcare Opportunities Fund(a)	18,900	297,864
Tekla World Healthcare Fund(a)	42,600	579,360
Wells Fargo Global Dividend Opportunity Fund(a)	149,400	863,532
Western Asset Global High Income Fund, Inc.	46,000	381,340
		6,677,625

TOTAL CLOSED-END FUNDS
(Cost $7,099,485)		6,677,625

PARTICIPATION NOTES 2.03%
Consumer Staples 1.35%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/09/2017	43,490	1,326,422
Shanghai Jahwa United Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 08/11/2017	138,300	638,861
		1,965,283
Industrials 0.68%
Zhengzhou Yutong Bus Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 10/27/2017	349,050	991,101

TOTAL PARTICIPATION NOTES
(Cost $3,594,621)		2,956,384
	Shares	Value
WARRANTS 0.01%(c)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(e)	116,958	$14,620

TOTAL WARRANTS
(Cost $1,170)		14,620

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 16.82%
American Express Co.
Series C, Perpetual Maturity, 4.900%(f)(g)	$500,000	466,875
Bank of America Corp.
Series K, Perpetual Maturity, 8.000%(a)(f)(g)	1,000,000	1,010,930
Bank of New York Mellon Corp.
Series D, Perpetual Maturity, 4.500%(a)(f)(g)	700,000	635,320
BankUnited, Inc.
11/17/2025, 4.875%(a)	1,300,000	1,290,797
Berkshire Hathaway Energy Co.
11/15/2018, 2.000%(a)	1,000,000	1,002,139
Citigroup, Inc.
Series N, Perpetual Maturity, 5.800%(a)(f)(g)	1,300,000	1,265,875
Series P, Perpetual Maturity, 5.950%(a)(f)(g)	1,400,000	1,360,170
Citizens Bank National Association
12/04/2019, 2.450%(a)	1,000,000	1,001,296
Citizens Financial Group, Inc.
Perpetual Maturity, 5.500%(a)(e)(f)(g)	1,600,000	1,550,000
Exelon Generation Co. LLC
10/01/2017, 6.200%(a)	1,000,000	1,063,349
Ford Motor Credit Co. LLC
06/15/2018, 2.240%	1,000,000	989,583
Goldman Sachs Group, Inc.
Series M, Perpetual Maturity, 5.375%(a)(f)(g)	1,000,000	977,500
Jersey Central Power & Light Co.
06/15/2018, 4.800%(a)	1,000,000	1,053,112
JPMorgan Chase & Co.
Series 1, Perpetual Maturity, 7.900%(a)(f)(g)	1,000,000	1,010,625
M&T Bank Corp.
Perpetual Maturity, 6.875%(a)(g)	1,000,000	1,011,250
Manufacturers & Traders Trust Co.
12/01/2021, 5.629%(a)(f)	1,750,000	1,719,375
PNC Financial Services Group, Inc.,
Series R, Perpetual Maturity, 4.850%(a)(f)(g)	1,000,000	935,000
Radian Group, Inc.
06/15/2020, 5.250%(a)	1,000,000	917,500
Stifel Financial Corp.
12/01/2020, 3.500%(a)	1,000,000	999,653
SunTrust Banks, Inc.
Perpetual Maturity, 5.625%(a)(f)(g)	1,900,000	1,892,875

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
Textron Financial Corp.
02/15/2067, 6.000%(a)(e)(f)	$1,910,000	$1,360,875
U.S. Bancorp
Series I, Perpetual Maturity, 5.125%(a)(f)(g)	1,000,000	1,008,850

TOTAL CORPORATE BONDS
(Cost $25,166,005)		24,522,949

ASSET/MORTGAGE BACKED SECURITIES 4.88%
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
Series 2015-K049, Class A2, 07/25/2025, 3.010%	1,000,000	1,032,476
Federal National Mortgage Association
Series AM8004, 02/01/2027, 2.720%(a)	810,464	798,970
Government National Mortgage Association
Series 2014-155, Class VA, 03/16/2037, 3.000%	954,862	1,003,389
Series 2014-86, Class A, 11/16/2040, 2.650%	701,349	715,530
Series 2015-75, Class A, 02/16/2044, 3.000%	987,437	1,020,148
Series 2015-22, Class A, 08/16/2047, 2.400%	930,958	943,799
Series 2015-2, Class VA, 12/16/2049, 2.500%	1,336,884	1,360,269
Small Business Administration Participation Certificates
Series 2008-20L, Class 1, 12/01/2028, 6.220%	205,839	236,931

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $7,048,803)		7,111,512

GOVERNMENT & AGENCY OBLIGATIONS 28.89%
U.S. Treasury Bonds
08/15/2029, 6.125%(a)	5,000,000	7,335,740
02/15/2031, 5.375%(a)	7,400,000	10,411,023
05/15/2040, 4.375%(a)	2,000,000	2,636,758
08/15/2040, 3.875%(a)	2,200,000	2,697,363
05/15/2041, 4.375%(a)	1,500,000	1,983,897
08/15/2042, 2.750%(a)	4,000,000	4,031,016
05/15/2043, 2.875%(a)	2,000,000	2,057,422
U.S. Treasury Notes
07/31/2017, 0.625%	6,000,000	5,990,628
09/30/2017, 0.625%(a)	5,000,000	4,988,280

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $41,497,417)		42,132,127
	Shares	Value
SHORT-TERM INVESTMENTS 1.01%
Money Market Fund 1.01%
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class (0.132% 7-day yield)	1,465,814	$1,465,814

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,465,814)		1,465,814

Total Investments - 155.54%
(Cost $241,929,314)		226,783,542

Liabilities in Excess of Other Assets - (55.54%)(h)		(80,978,490)

NET ASSETS - 100.00%		$145,805,052

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (29.62%)
Consumer Discretionary (0.38%)
Multiline Retailing (0.10%)
Burlington Stores, Inc.	(2,800)	$(150,444)

Specialty Retail (0.28%)
Tiffany & Co.	(6,400)	(408,576)

TOTAL CONSUMER DISCRETIONARY		(559,020)

Energy (1.59%)
Inpex Corp.	(95,174)	(828,198)
Petroleo Brasileiro S.A. - Sponsored ADR	(147,700)	(512,519)
Rowan Cos., PLC - A Shares	(19,100)	(241,615)
Transocean, Ltd.	(70,000)	(729,400)
		(2,311,732)

Financials (8.82%)
Capital Markets (0.50%)
Credit Suisse Group AG - Sponsored ADR	(21,000)	(373,800)
Deutsche Bank AG	(19,800)	(354,222)
		(728,022)
Commercial Banks (6.27%)
ABN AMRO Group NV	(22,936)	(478,048)
Banco Santander S.A. - Sponsored ADR	(132,500)	(555,175)
BNP Paribas S.A.	(31,517)	(1,492,875)
Hang Seng Bank, Ltd.	(41,000)	(677,111)
ING Groep NV - Sponsored ADR	(41,000)	(475,190)
Intesa Sanpaolo SpA	(362,246)	(1,027,359)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Financials (continued)
Itau Unibanco Holding S.A. - Class H, Sponsored Preferred ADR	(305,700)	$(1,922,853)
Seven Bank, Ltd.	(204,100)	(856,423)
UniCredit SpA	(176,444)	(678,171)
United Overseas Bank, Ltd.	(76,700)	(973,960)
		(9,137,165)
Consumer Finance (1.67%)
Ally Financial, Inc.	(45,500)	(721,175)
American Express Co.	(23,600)	(1,262,600)
Synchrony Financial	(16,100)	(457,562)
		(2,441,337)
Real Estate Management & Development (0.38%)
Wharf Holdings, Ltd.	(119,000)	(550,583)

TOTAL FINANCIALS		(12,857,107)

Health Care (6.96%)
AbbVie, Inc.	(13,500)	(741,150)
Aetna, Inc.	(9,900)	(1,008,216)
AmerisourceBergen Corp.	(6,400)	(573,184)
ANI Pharmaceuticals, Inc.	(18,000)	(576,180)
Bruker Corp.	(55,600)	(1,241,548)
Celgene Corp.	(4,600)	(461,472)
Express Scripts Holding Co.	(1,425)	(102,415)
Gilead Sciences, Inc.	(4,800)	(398,400)
Mallinckrodt PLC	(13,000)	(755,170)
Merck & Co., Inc.	(6,600)	(334,422)
Pfizer, Inc.	(45,700)	(1,393,393)
United Therapeutics Corp.	(3,000)	(369,540)
UnitedHealth Group, Inc.	(12,000)	(1,381,920)
Varian Medical Systems, Inc.	(10,500)	(809,865)
		(10,146,875)

Industrials (8.76%)
Caterpillar, Inc.	(26,600)	(1,655,584)
Chicago Bridge & Iron Co. NV	(38,900)	(1,510,098)
Cummins, Inc.	(4,100)	(368,549)
Deutsche Lufthansa AG	(65,318)	(952,770)
easyJet PLC	(39,339)	(867,718)
Emerson Electric Co., Inc.	(18,000)	(827,640)
International Consolidated Airlines Group S.A.	(101,293)	(778,673)
Keppel Corp., Ltd.	(138,500)	(488,046)
Kone OYJ - B Shares	(21,232)	(928,536)
Kuehne + Nagel International AG	(7,000)	(922,536)
Metso OYJ	(35,099)	(722,432)
Rolls-Royce Holdings PLC	(4)	(32)
Rolls-Royce Holdings Preference - C Shares(d)	(10)	–
Sandvik AB	(138,169)	(1,146,854)
United Technologies Corp.	(8,700)	(762,903)
WW Grainger, Inc.	(4,300)	(845,767)
		(12,778,138)
SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Information Technology (1.78%)
AAC Technologies Holdings, Inc.	(106,500)	$(677,529)
International Business Machines Corp.	(5,150)	(642,668)
Mobileye NV	(6,400)	(173,632)
Murata Manufacturing Co., Ltd.	(9,700)	(1,097,274)
		(2,591,103)

Materials (1.33%)
Anglo American PLC	(186,216)	(736,183)
BHP Billiton, Ltd.	(59,440)	(645,754)
Glencore International PLC	(438,932)	(559,638)
		(1,941,575)

TOTAL COMMON STOCKS
(Proceeds $47,843,293)		(43,185,550)

EXCHANGE TRADED FUNDS (6.37%)
Health Care Select Sector SPDR® Fund	(32,700)	(2,173,569)
iShares® MSCI Emerging Markets ETF	(32,600)	(996,908)
iShares® MSCI South Korea Capped ETF	(16,800)	(802,032)
iShares® Nasdaq Biotechnology ETF	(2,882)	(769,638)
Market Vectors® Semiconductor ETF	(7,500)	(372,900)
SPDR® S&P 500® ETF Trust	(21,500)	(4,168,205)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $9,377,588)		(9,283,252)

PREFERRED STOCKS (0.67%)
Financials (0.67%)
Commercial Banks (0.67%)
Banco Bradesco S.A. - ADR	(215,500)	(984,835)

TOTAL PREFERRED STOCKS
(Proceeds $1,096,650)		(984,835)

TOTAL SECURITIES SOLD SHORT
(Proceeds $58,317,531)		$(53,453,637)

(a)
Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of January 31, 2016, the aggregate market value of those securities was $170,410,564 representing 116.88% of net assets. (See Note 1 and Note 3)

(b)	Loaned security; a portion or all of the security is on loan as of January 31, 2016.
(c)	Non-income producing security.
(d)
Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of January 31, 2016, these securities had an aggregate market value of $1,323,337 or 0.91% of total net assets.

(e)
Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of January 31, 2016, these securities had an aggregate market value of $6,937,283 or 4.76% of net assets.

(f)	Floating or variable rate security - rate disclosed as of January 31, 2016.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Includes cash which is being held as collateral for total return swap contracts or futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Foreign Currency Contracts
Japanese Yen Currency Future	Short	17	03/15/2016	$(1,755,994)	$(4,526)
				$(1,755,994)	$(4,526)

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Appreciation
Morgan Stanley	Bharti Infratel, Ltd.	$547,621	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	$99,429
		$547,621				$99,429

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Depreciation
Credit Suisse	Hero MotoCorp, Ltd.	$852,687	75 bps + 1M LIBOR	1 M LIBOR	11/30/2017	$(54,199)
Morgan Stanley	Housing Development Finance Corp.	670,284	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	(32,125)
Credit Suisse	Jiangsu Hengrui Medicine Co., Ltd. - Class A	675,878	75 bps + 1M LIBOR	1 M LIBOR	05/26/2017	(107,023)
Credit Suisse	Larsen & Toubro, Ltd.	628,131	75 bps + 1M LIBOR	1 M LIBOR	11/30/2017	(254,842)
Morgan Stanley	LG Electronics, Inc.	(697,005)	50 bps - 1D FEDEF	1 D FEDEF	10/30/2017	(80,533)
Credit Suisse	Ultratech Cement, Ltd.	1,024,119	75 bps + 1M LIBOR	1 M LIBOR	11/30/2017	(85,111)
Morgan Stanley	Zhengzhou Yutong Bus Co., Ltd.	108,978	55 bps + 1D FEDEF	1 D FEDEF	01/05/2017	(9,315)
		$3,263,072				$(623,148)
		$3,810,693				$(523,719)

Clough Global Equity Fund
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS 105.89%
Consumer Discretionary 26.79%
Diversified Consumer Services 2.31%
Service Corp. International(a)(b)	76,500	$1,850,535
Starbucks Corp.(a)(b)	58,800	3,573,276
		5,423,811

Household Durables 5.64%
DR Horton, Inc.(a)(b)	181,221	4,985,390
Lennar Corp. - Class A(a)(b)	163,000	6,870,450
PulteGroup, Inc.(a)	81,000	1,357,560
		13,213,400

Internet & Catalog Retail 5.27%
JD.com, Inc. - ADR(a)(b)(c)	30,000	780,900
Liberty Ventures - Series A(a)(b)(c)	220,703	8,680,249
Rakuten, Inc.(c)	118,100	1,198,413
Wayfair, Inc. - Class A(a)(c)	37,400	1,690,480
		12,350,042

Media 8.90%
AMC Entertainment Holdings, Inc. - Class A(a)(b)	64,300	1,401,740
Cable One, Inc.(a)	3,000	1,289,970
Comcast Corp. - Class A(a)(b)	84,300	4,696,353
IMAX Corp.(a)(b)(c)	134,095	4,164,991
Liberty Broadband Corp. - Class A(a)(b)(c)	22,092	1,051,579
Liberty Broadband Corp. - Class C(a)(b)(c)	81,166	3,814,802
Liberty Media Corp. - Class A(a)(b)(c)	54,868	2,009,266
Liberty Media Corp. - Class C(a)(b)(c)	68,036	2,421,401
		20,850,102

Specialty Retail 2.52%
CarMax, Inc.(a)(c)	28,200	1,245,876
Restoration Hardware Holdings, Inc.(a)(c)	19,400	1,195,428
Signet Jewelers, Ltd.(a)(b)	29,946	3,473,736
		5,915,040

Textiles 2.15%
Carter's, Inc.(a)(b)	51,900	5,045,718

TOTAL CONSUMER DISCRETIONARY		62,798,113

Consumer Staples 1.18%
CVS Health Corp.(a)	15,000	1,448,850
	Shares	Value
Consumer Staples (continued)
Prestige Brands Holdings, Inc.(a)(c)	28,200	$1,316,376
		2,765,226

Energy 3.48%
Concho Resources, Inc.(a)(c)	19,300	1,836,009
Devon Energy Corp.(a)	28,200	786,780
EOG Resources, Inc.(a)	12,100	859,342
Fairway Energy Partners LLC(c)(d)(e)	217,600	2,203,200
Pacific Coast Oil Trust(a)(e)	95,800	107,296
Pioneer Natural Resources Co.(a)	19,000	2,355,050
		8,147,677

Financials 28.56%
Business Development Corporations 0.82%
Ares Capital Corp.(a)	137,300	1,908,470

Capital Markets 2.94%
Atlas Mara, Ltd.(c)(e)	306,320	1,500,968
Goldman Sachs BDC(a)	53,000	946,050
Morgan Stanley(a)(b)	171,796	4,446,080
		6,893,098

Commercial Banks 2.08%
First Republic Bank(a)	24,700	1,679,600
Mitsubishi UFJ Financial Group, Inc.	144,300	726,357
Mizuho Financial Group, Inc.	450,000	764,961
Sumitomo Mitsui Financial Group, Ltd.	12,400	407,649
Wells Fargo & Co.(a)	25,900	1,300,957
		4,879,524

Diversified Financials 9.79%
Bank of America Corp.(a)(b)	706,605	9,991,395
Citigroup, Inc.(a)(b)	262,019	11,156,769
JPMorgan Chase & Co.(a)(b)	30,300	1,802,850
		22,951,014

Insurance 2.12%
American International Group, Inc.(a)(b)	88,000	4,970,240

Real Estate Investment Trusts 7.55%
American Capital Agency Corp.(a)(b)	155,900	2,661,213
Annaly Capital Management, Inc.(a)	154,600	1,468,700
Healthcare Trust of America, Inc. - Class A(a)(b)	85,800	2,405,832
Ladder Capital Corp.(a)	130,392	1,434,312
PennyMac Mortgage Investment Trust(a)(b)	177,788	2,409,028
Starwood Property Trust, Inc.(a)(b)	257,400	4,900,896
Two Harbors Investment Corp.(a)(b)	318,757	2,422,553
		17,702,534

	Shares	Value
Financials (continued)
Thrifts & Mortgage Finance 3.26%
Essent Group, Ltd.(a)(b)(c)	123,700	$2,222,889
MGIC Investment Corp.(a)(b)(c)	524,865	3,474,606
NMI Holdings, Inc. - Class A(a)(c)	177,200	930,300
Radian Group, Inc.(a)(b)	100,200	1,008,012
		7,635,807

TOTAL FINANCIALS		66,940,687

Health Care 15.08%
3SBio, Inc.(c)(e)	446,500	536,545
Acceleron Pharma, Inc.(a)(b)(c)	23,200	712,240
Akorn, Inc.(a)(b)(c)	72,600	1,886,874
Albany Molecular Research, Inc.(a)(c)	90,600	1,478,592
Allergan PLC(a)(b)(c)	8,300	2,360,769
Amsurg Corp.(a)(c)	21,100	1,544,309
AstraZeneca PLC - Sponsored ADR(a)	67,629	2,179,006
Bristol-Meyers Squibb Co.(a)	22,016	1,368,515
Cardiome Pharma Corp.(a)(b)(c)	238,400	1,578,208
Cerner Corp.(a)(b)(c)	29,100	1,688,091
Cigna Corp.(a)	4,900	654,640
Corindus Vascular Robotics, Inc.(a)(c)	245,000	492,450
Dynavax Technologies Corp.(a)(c)	45,200	1,088,868
Galapagos NV - Sponsored ADR(a)(c)	15,000	733,800
GW Pharmaceuticals PLC - ADR(a)(b)(c)	13,500	677,160
HCA Holdings, Inc.(a)(c)	11,115	773,382
Healthways, Inc.(a)(b)(c)	212,611	2,500,305
Hologic, Inc.(a)(c)	18,400	624,496
Intra-Cellular Therapies, Inc.(a)(c)	31,700	1,175,436
Intrexon Corp.(a)(b)(c)	34,559	1,007,049
Jazz Pharmaceuticals PLC(a)(b)(c)	11,234	1,446,265
Keryx Biopharmaceuticals, Inc.(a)(b)(c)	276,400	975,692
Kura Oncology, Inc.(a)(c)(e)	116,800	560,640
MedEquities Realty Trust, Inc.(d)(e)	51,100	804,825
Perrigo Co. PLC(a)(b)	15,850	2,291,593
Sinopharm Group Co., Ltd. - Class H	236,800	830,840
Team Health Holdings, Inc.(a)(c)	16,400	670,268
Veracyte, Inc.(a)(b)(c)	153,735	996,203
Vertex Pharmaceuticals, Inc.(a)(b)(c)	18,900	1,715,175
		35,352,236

Industrials 9.25%
Allison Transmission Holdings, Inc.(a)(e)	101,477	2,414,138
Armstrong World Industries, Inc.(a)(c)	45,200	1,748,336
FedEx Corp.(a)	4,600	611,248
Kansas City Southern(a)(b)	32,700	2,317,776
Keisei Electric Railway Co., Ltd.	122,000	1,598,249
	Shares	Value
Industrials (continued)
Roper Technologies, Inc.(a)	7,600	$1,335,092
Seibu Holdings, Inc.	92,600	1,825,765
TransDigm Group, Inc.(a)(c)	24,520	5,510,379
Viasat, Inc.(a)(b)(c)	69,242	4,327,625
		21,688,608

Information Technology 11.66%
Alibaba Group Holding, Ltd. - Sponsored ADR(a)(b)(c)	11,600	777,548
Alphabet, Inc. - Class A(a)(b)(c)	4,443	3,382,678
Alphabet, Inc. - Class C(a)(b)(c)	5,166	3,838,079
Electronics For Imaging, Inc.(a)(b)(c)	53,600	2,217,968
Facebook, Inc. - Class A(a)(b)(c)	32,500	3,646,825
Fujifilm Holdings Corp.	23,000	873,531
Lam Research Corp.(a)(b)	52,000	3,733,080
Microsoft Corp.(a)(b)	40,600	2,236,654
Monolithic Power Systems, Inc.(a)	17,900	1,120,003
Nintendo Co., Ltd.	6,800	935,481
Pandora Media, Inc.(a)(b)(c)	273,700	2,660,364
Salesforce.com, Inc.(a)(c)	28,100	1,912,486
		27,334,697

Materials 3.20%
Air Products & Chemicals, Inc.(a)	11,300	1,431,823
Axalta Coating Systems, Ltd.(a)(b)(c)	122,700	2,921,487
W.R. Grace & Co.(a)(b)(c)	38,600	3,139,724
		7,493,034

Telecommunication Services 3.29%
AT&T, Inc.(a)(b)	128,000	4,615,680
China Mobile, Ltd.	161,500	1,778,797
Nippon Telegraph & Telephone Corp.	31,800	1,320,699
		7,715,176

Utilities 3.40%
Calpine Corp.(a)(b)(c)	264,400	4,047,964
Eversource Energy(a)(b)	73,000	3,927,400
		7,975,364

TOTAL COMMON STOCKS
(Cost $272,728,925)		248,210,818

	Shares	Value
EXCHANGE TRADED FUNDS 0.31%
PowerShares® Deutsche Bank U.S. Dollar Index Bullish Fund(a)(b)(c)	27,900	$721,494

TOTAL EXCHANGE TRADED FUNDS
(Cost $708,897)		721,494

PARTICIPATION NOTES 2.11%
Consumer Staples 1.40%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/09/2017	72,590	2,213,958
Shanghai Jahwa United Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 08/11/2017	230,300	1,063,844
		3,277,802

Industrials 0.71%
Zhengzhou Yutong Bus Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 10/27/2017	584,600	1,659,927

TOTAL PARTICIPATION NOTES
(Cost $6,003,226)		4,937,729

WARRANTS 0.01%(c)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(e)	195,720	24,465

TOTAL WARRANTS
(Cost $1,957)		24,465

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 2.64%
Bank of America Corp.
Series K, Perpetual Maturity, 8.000%(a)(f)(g)	$1,000,000	1,010,930
Citigroup, Inc.
Series N, Perpetual Maturity, 5.800%(a)(f)(g)	1,900,000	1,850,125
Citizens Financial Group, Inc.
Perpetual Maturity, 5.500%(a)(e)(f)(g)	1,900,000	1,840,625

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
SunTrust Banks, Inc.
Perpetual Maturity, 5.625%(f)(g)	$1,500,000	$1,494,375

TOTAL CORPORATE BONDS
(Cost $6,309,215)		6,196,055

ASSET/MORTGAGE BACKED SECURITIES 0.58%
Federal National Mortgage Association
Series AM8004, 02/01/2027, 2.720%(a)	1,375,333	1,355,828

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $1,370,175)		1,355,828

GOVERNMENT & AGENCY OBLIGATIONS 28.91%
U.S. Treasury Bonds
08/15/2029, 6.125%(a)	6,000,000	8,802,888
02/15/2031, 5.375%(a)	9,000,000	12,662,055
05/15/2040, 4.375%(a)	2,000,000	2,636,758
08/15/2040, 3.875%(a)	3,800,000	4,659,081
08/15/2042, 2.750%(a)	6,000,000	6,046,524
U.S. Treasury Notes
01/31/2017, 0.500%	12,000,000	11,982,660
07/31/2017, 0.625%	13,000,000	12,979,694
09/15/2017, 1.000%(a)	3,000,000	3,011,310
09/30/2017, 0.625%(a)	5,000,000	4,988,280

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $67,201,362)		67,769,250

	Shares	Value
SHORT-TERM INVESTMENTS 16.49%
Money Market Fund 16.49%
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class (0.132% 7-day yield)	38,647,913	38,647,913

TOTAL SHORT-TERM INVESTMENTS
(Cost $38,647,913)		38,647,913

Total Investments - 156.94%
(Cost $392,971,670)		367,863,552

Liabilities in Excess of Other Assets - (56.94%)(h)		(133,473,368)

NET ASSETS - 100.00%		$234,390,184

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (30.58%)
Consumer Discretionary (0.39%)
Multiline Retailing (0.11%)
Burlington Stores, Inc.	(4,700)	$(252,531)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Consumer Discretionary (continued)
Specialty Retail (0.28%)
Tiffany & Co.	(10,400)	$(663,936)

TOTAL CONSUMER DISCRETIONARY		(916,467)

Energy (1.63%)
Inpex Corp.	(156,011)	(1,357,598)
Petroleo Brasileiro S.A. - Sponsored ADR	(246,100)	(853,967)
Rowan Cos., PLC - A Shares	(31,500)	(398,475)
Transocean, Ltd.	(117,000)	(1,219,140)
		(3,829,180)

Financials (9.09%)
Capital Markets (0.51%)
Credit Suisse Group AG - Sponsored ADR	(34,500)	(614,100)
Deutsche Bank AG	(33,200)	(593,948)
		(1,208,048)
Commercial Banks (6.46%)
ABN AMRO Group NV	(37,678)	(785,311)
Banco Santander S.A. - Sponsored ADR	(217,700)	(912,163)
BNP Paribas S.A.	(52,418)	(2,482,900)
Hang Seng Bank, Ltd.	(66,800)	(1,103,196)
ING Groep NV - Sponsored ADR	(67,400)	(781,166)
Intesa Sanpaolo SpA	(606,343)	(1,719,637)
Itau Unibanco Holding S.A. - Class H, Sponsored Preferred ADR	(507,300)	(3,190,917)
Seven Bank, Ltd.	(340,000)	(1,426,672)
UniCredit SpA	(293,451)	(1,127,893)
United Overseas Bank, Ltd.	(126,800)	(1,610,145)
		(15,140,000)
Consumer Finance (1.73%)
Ally Financial, Inc.	(75,900)	(1,203,015)
American Express Co.	(39,300)	(2,102,550)
Synchrony Financial	(26,400)	(750,288)
		(4,055,853)
Real Estate Management & Development (0.39%)
Wharf Holdings, Ltd.	(196,000)	(906,842)

TOTAL FINANCIALS		(21,310,743)

Health Care (7.18%)
AbbVie, Inc.	(22,300)	(1,224,270)
Aetna, Inc.	(16,500)	(1,680,360)
AmerisourceBergen Corp.	(10,700)	(958,292)
ANI Pharmaceuticals, Inc.	(30,000)	(960,300)
Bruker Corp.	(91,500)	(2,043,195)
Celgene Corp.	(7,650)	(767,448)
Express Scripts Holding Co.	(2,350)	(168,894)
Gilead Sciences, Inc.	(7,900)	(655,700)
Mallinckrodt PLC	(21,600)	(1,254,744)
Merck & Co., Inc.	(10,700)	(542,169)
SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Health Care (continued)
Pfizer, Inc.	(75,700)	$(2,308,093)
United Therapeutics Corp.	(5,100)	(628,218)
UnitedHealth Group, Inc.	(20,000)	(2,303,200)
Varian Medical Systems, Inc.	(17,300)	(1,334,349)
		(16,829,232)

Industrials (9.07%)
Caterpillar, Inc.	(43,600)	(2,713,664)
Chicago Bridge & Iron Co.	(65,200)	(2,531,064)
Cummins, Inc.	(6,900)	(620,241)
Deutsche Lufthansa AG	(108,500)	(1,582,650)
easyJet PLC	(65,282)	(1,439,954)
Emerson Electric Co., Inc.	(30,100)	(1,383,998)
International Consolidated Airlines Group S.A.	(168,262)	(1,293,486)
Keppel Corp., Ltd.	(232,100)	(817,873)
Kone OYJ - B Shares	(35,708)	(1,561,612)
Kuehne + Nagel International AG	(11,700)	(1,541,954)
Metso OYJ	(58,353)	(1,201,063)
Rolls-Royce Holdings PLC	(7)	(55)
Rolls-Royce Holdings Preference - C Shares(d)	(15)	–
Sandvik AB	(229,734)	(1,906,878)
United Technologies Corp.	(14,500)	(1,271,505)
WW Grainger, Inc.	(7,100)	(1,396,499)
		(21,262,496)

Information Technology (1.83%)
AAC Technologies Holdings, Inc.	(175,000)	(1,113,310)
International Business Machines Corp.	(8,650)	(1,079,433)
Mobileye NV	(10,600)	(287,578)
Murata Manufacturing Co., Ltd.	(15,900)	(1,798,625)
		(4,278,946)

Materials (1.39%)
Anglo American PLC	(311,980)	(1,233,376)
BHP Billiton, Ltd.	(99,444)	(1,080,356)
Glencore International PLC	(734,344)	(936,289)
		(3,250,021)

TOTAL COMMON STOCKS
(Proceeds $79,440,274)		(71,677,085)

EXCHANGE TRADED FUNDS (6.43%)
Health Care Select Sector SPDR® Fund	(54,100)	(3,596,027)
iShares® MSCI Emerging Markets ETF	(53,600)	(1,639,088)
iShares® MSCI South Korea Capped ETF	(27,800)	(1,327,172)
iShares® Nasdaq Biotechnology ETF	(4,788)	(1,278,635)
Market Vectors® Semiconductor ETF	(12,400)	(616,528)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Materials (continued)
SPDR® S&P 500® ETF Trust	(34,150)	$(6,620,661)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $15,246,262)		(15,078,111)

PREFERRED STOCKS (0.70%)
Financials (0.70%)
Commercial Banks (0.70%)
Banco Bradesco S.A. - ADR	(357,600)	(1,634,232)

TOTAL PREFERRED STOCKS
(Proceeds $1,823,398)		(1,634,232)

TOTAL SECURITIES SOLD SHORT
(Proceeds $96,509,934)		$(88,389,428)

(a)
Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of January 31, 2016, the aggregate market value of those securities was $274,447,914 representing 102.95% of net assets. (See Note 1 and Note 3)

(b)	Loaned security; a portion or all of the security is on loan as of January 31, 2016.
(c)	Non-income producing security.
(d)
Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of January 31, 2016, these securities had an aggregate market value of $3,008,025 or 1.28% of total net assets.

(e)
Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of January 31, 2016, these securities had an aggregate market value of $8,152,077 or 3.48% of net assets.

(f)	Floating or variable rate security - rate disclosed as of January 31, 2016.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Includes cash which is being held as collateral for total return swap contracts or futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Foreign Currency Contracts
Japanese Yen Currency Future	Short	27	03/15/2016	$(2,788,931)	$(7,188)
				$(2,788,931)	$(7,188)

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Appreciation
Morgan Stanley	Bharti Infratel, Ltd.	$875,103	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	$154,456
		$875,103				$154,456

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Depreciation
Credit Suisse	Adani Ports	$1,596,390	75 bps + 1M LIBOR	1 M LIBOR	11/30/2017	$(618,969)
Credit Suisse	Dish TV India, Ltd.	863,330	75 bps + 1M LIBOR	1 M LIBOR	11/30/2017	(143,025)
Credit Suisse	Hero MotoCorp, Ltd.	1,422,810	75 bps + 1M LIBOR	1 M LIBOR	11/30/2017	(90,422)
Morgan Stanley	Housing Development Finance Corp.	1,102,791	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	(51,565)
Credit Suisse	Jiangsu Hengrui Medicine Co., Ltd. - Class A	1,132,234	75 bps + 1M LIBOR	1 M LIBOR	01/26/2016	(179,287)
Credit Suisse	Larsen & Toubro, Ltd.	1,024,076	75 bps + 1M LIBOR	1 M LIBOR	11/30/2017	(415,452)
Morgan Stanley	LG Electronics, Inc.	(1,168,889)	50 bps - 1D FEDEF	1 D FEDEF	10/30/2017	(135,056)
Credit Suisse	Ultratech Cement, Ltd.	1,703,882	75 bps + 1M LIBOR	1 M LIBOR	11/30/2017	(141,811)
Morgan Stanley	Zhengzhou Yutong Bus Co., Ltd.	182,252	55 bps + 1D FEDEF	1 D FEDEF	01/05/2017	(15,578)
		$7,858,876				$(1,791,165)
		$8,733,979				$(1,636,709)

Clough Global Opportunities Fund
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS 97.30%
Consumer Discretionary 23.32%
Diversified Consumer Services 2.29%
Service Corp. International(a)(b)	193,700	$4,685,603
Starbucks Corp.(a)(b)	148,000	8,993,960
		13,679,563

Household Durables 5.51%
DR Horton, Inc.(a)(b)	451,462	12,419,720
Lennar Corp. - Class A(a)	406,400	17,129,760
PulteGroup, Inc.(a)	199,100	3,336,916
		32,886,396

Internet & Catalog Retail 4.72%
JD.com, Inc. - ADR(a)(b)(c)	75,600	1,967,868
Liberty Ventures - Series A(a)(b)(c)	481,471	18,936,254
Rakuten, Inc.(c)	293,500	2,978,274
Wayfair, Inc. - Class A(c)	94,400	4,266,880
		28,149,276

Media 8.02%
AMC Entertainment Holdings, Inc. - Class A(a)(b)	162,586	3,544,375
Cable One, Inc.(a)	7,600	3,267,924
Comcast Corp. - Class A(a)(b)	211,300	11,771,523
IMAX Corp.(a)(b)(c)	249,000	7,733,940
Liberty Broadband Corp. - Class A(a)(b)(c)	52,014	2,475,866
Liberty Broadband Corp. - Class C(a)(b)(c)	197,067	9,262,149
Liberty Media Corp. - Class A(a)(b)(c)	125,456	4,594,199
Liberty Media Corp. - Class C(a)(b)(c)	145,512	5,178,772
		47,828,748

Specialty Retail 1.99%
CarMax, Inc.(a)(c)	72,200	3,189,796
Signet Jewelers, Ltd.(a)(b)	74,846	8,682,136
		11,871,932

Textiles 0.79%
Carter's, Inc.(a)(b)	48,100	4,676,282

TOTAL CONSUMER DISCRETIONARY		139,092,197

Consumer Staples 1.16%
CVS Health Corp.(a)	37,400	3,612,466
	Shares	Value
Consumer Staples (continued)
Prestige Brands Holdings, Inc.(a)(c)	71,200	$3,323,616
		6,936,082

Energy 3.35%
Concho Resources, Inc.(a)(b)(c)	48,200	4,585,266
Devon Energy Corp.(a)(b)	70,235	1,959,556
EOG Resources, Inc.(a)(b)	30,200	2,144,804
Fairway Energy Partners LLC(c)(d)(e)	536,000	5,427,000
Pioneer Natural Resources Co.(a)(b)	47,130	5,841,764
		19,958,390

Financials 26.92%
Business Development Corporations 1.54%
Ares Capital Corp.(a)	370,200	5,145,780
Golub Capital BDC, Inc.(a)	261,600	4,065,264
		9,211,044

Capital Markets 2.50%
Atlas Mara, Ltd.(c)(e)	764,522	3,746,158
Morgan Stanley(a)(b)	431,013	11,154,616
		14,900,774

Commercial Banks 2.04%
First Republic Bank(a)(b)	61,300	4,168,400
Mitsubishi UFJ Financial Group, Inc.	356,100	1,792,486
Mizuho Financial Group, Inc.	1,110,600	1,887,924
Sumitomo Mitsui Financial Group, Ltd.	31,100	1,022,409
Wells Fargo & Co.(a)	66,200	3,325,226
		12,196,445

Diversified Financials 9.62%
Bank of America Corp.(a)(b)	1,752,210	24,776,249
Citigroup, Inc.(a)(b)	660,925	28,142,187
JPMorgan Chase & Co.(a)(b)	75,200	4,474,400
		57,392,836

Insurance 2.14%
American International Group, Inc.(a)(b)	225,900	12,758,832

Real Estate Investment Trusts 7.22%
American Capital Agency Corp.(a)(b)	391,600	6,684,612
Annaly Capital Management, Inc.(a)	390,400	3,708,800
Healthcare Trust of America, Inc. - Class A(a)(b)	212,600	5,961,304
Ladder Capital Corp.(a)	228,511	2,513,621
PennyMac Mortgage Investment Trust(a)(b)	442,791	5,999,818
Starwood Property Trust, Inc.(a)(b)	638,000	12,147,520

	Shares	Value
Financials (continued)
Two Harbors Investment Corp.(a)(b)	792,822	$6,025,447
		43,041,122

Thrifts & Mortgage Finance 1.86%
MGIC Investment Corp.(a)(b)(c)	1,308,188	8,660,205
Radian Group, Inc.(a)(b)	240,100	2,415,406
		11,075,611

TOTAL FINANCIALS		160,576,664

Health Care 14.03%
3SBio, Inc.(c)(e)	5,000	6,009
Acceleron Pharma, Inc.(a)(b)(c)	57,496	1,765,127
Akorn, Inc.(a)(b)(c)	161,600	4,199,984
Albany Molecular Research, Inc.(a)(c)	227,200	3,707,904
Allergan PLC(a)(b)(c)	20,500	5,830,815
Amsurg Corp.(a)(b)(c)	52,400	3,835,156
AstraZeneca PLC - Sponsored ADR(a)(b)	167,924	5,410,511
Bristol-Meyers Squibb Co.(a)(b)	54,500	3,387,720
Cardiome Pharma Corp.(a)(b)(c)	587,670	3,890,376
Cerner Corp.(a)(b)(c)	72,400	4,199,924
Cigna Corp.(a)	12,300	1,643,280
Corindus Vascular Robotics, Inc.(a)(c)	606,800	1,219,668
Dynavax Technologies Corp.(a)(c)	112,999	2,722,146
Galapagos NV - Sponsored ADR(a)(c)	37,200	1,819,824
GW Pharmaceuticals PLC - ADR(a)(b)(c)	33,900	1,700,424
HCA Holdings, Inc.(a)(c)	27,447	1,909,762
Healthways, Inc.(a)(b)(c)	535,733	6,300,220
Hologic, Inc.(a)(b)(c)	45,200	1,534,088
Intra-Cellular Therapies, Inc.(a)(c)	79,000	2,929,320
Intrexon Corp.(a)(b)(c)	85,472	2,490,654
Jazz Pharmaceuticals PLC(a)(b)(c)	28,023	3,607,681
Keryx Biopharmaceuticals, Inc.(a)(c)	683,900	2,414,167
Kura Oncology, Inc.(a)(c)(e)	288,200	1,383,360
Perrigo Co. PLC(a)(b)	39,114	5,655,102
Sinopharm Group Co., Ltd. - Class H	583,600	2,047,627
Team Health Holdings, Inc.(a)(c)	40,300	1,647,061
Veracyte, Inc.(a)(b)(c)	339,844	2,202,189
Vertex Pharmaceuticals, Inc.(a)(b)(c)	46,700	4,238,025
		83,698,124

Industrials 8.97%
Allison Transmission Holdings, Inc.(a)(e)	253,110	6,021,487
Armstrong World Industries, Inc.(a)(b)(c)	113,400	4,386,312
	Shares	Value
Industrials (continued)
FedEx Corp.(a)	11,300	$1,501,544
Kansas City Southern(a)(b)	82,500	5,847,600
Keisei Electric Railway Co., Ltd.	302,000	3,956,321
Roper Technologies, Inc.(a)	19,600	3,443,132
Seibu Holdings, Inc.	229,700	4,528,922
TransDigm Group, Inc.(a)(c)	61,836	13,896,404
Viasat, Inc.(a)(b)(c)	158,435	9,902,188
		53,483,910

Information Technology 9.89%
Alibaba Group Holding, Ltd. - Sponsored ADR(a)(b)(c)	29,055	1,947,557
Alphabet, Inc. - Class A(a)(b)(c)	11,577	8,814,149
Alphabet, Inc. - Class C(a)(b)(c)	12,843	9,541,707
Facebook, Inc. - Class A(a)(b)(c)	79,470	8,917,329
Fujifilm Holdings Corp.	57,200	2,172,433
Lam Research Corp.(a)(b)	120,500	8,650,695
Microsoft Corp.(a)(b)	99,100	5,459,419
Monolithic Power Systems, Inc.	44,900	2,809,393
Nintendo Co., Ltd.	17,400	2,393,730
Pandora Media, Inc.(a)(b)(c)	362,500	3,523,500
Salesforce.com, Inc.(a)(b)(c)	69,700	4,743,782
		58,973,694

Materials 3.14%
Air Products & Chemicals, Inc.(a)	28,400	3,598,564
Axalta Coating Systems, Ltd.(a)(b)(c)	307,100	7,312,051
W.R. Grace & Co.(a)(b)(c)	96,300	7,833,042
		18,743,657

Telecommunication Services 3.21%
AT&T, Inc.(a)(b)	317,700	11,456,262
China Mobile, Ltd.	399,000	4,394,674
Nippon Telegraph & Telephone Corp.	80,200	3,330,819
		19,181,755

Utilities 3.31%
Calpine Corp.(a)(b)(c)	656,500	10,051,015
Eversource Energy(a)(b)	180,400	9,705,520
		19,756,535

TOTAL COMMON STOCKS
(Cost $652,586,069)		580,401,008

	Shares	Value
EXCHANGE TRADED FUNDS 0.30%
PowerShares® Deutsche Bank U.S. Dollar Index Bullish Fund(a)(b)(c)	69,304	$1,792,201

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,760,898)		1,792,201

PARTICIPATION NOTES 2.04%
Consumer Staples 1.36%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/09/2017	179,210	5,465,812
Shanghai Jahwa United Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 08/11/2017	571,400	2,639,516
		8,105,328

Industrials 0.68%
Zhengzhou Yutong Bus Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 10/27/2017	1,432,911	4,068,642

TOTAL PARTICIPATION NOTES
(Cost $14,803,477)		12,173,970

WARRANTS 0.01%(c)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(e)	487,322	60,915

TOTAL WARRANTS
(Cost $4,873)		60,915

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 11.14%
American Express Co.
Series C, Perpetual Maturity, 4.900%(f)(g)	$3,700,000	3,454,875
Bank of New York Mellon Corp.
Series D, Perpetual Maturity, 4.500%(a)(f)(g)	2,800,000	2,541,280
BankUnited, Inc.
11/17/2025, 4.875%(a)	5,500,000	5,461,065
Berkshire Hathaway Energy Co.
11/15/2018, 2.000%(a)	4,000,000	4,008,556
Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
Citigroup, Inc.
Series N, Perpetual Maturity, 5.800%(a)(f)(g)	$4,800,000	$4,674,000
Series P, Perpetual Maturity, 5.950%(a)(f)(g)	5,600,000	5,440,680
Citizens Financial Group, Inc.
Perpetual Maturity, 5.500%(a)(e)(f)(g)	6,250,000	6,054,688
Ford Motor Credit Co. LLC
10/01/2018, 2.875%	5,000,000	5,017,660
Goldman Sachs Group, Inc.
Series M, Perpetual Maturity, 5.375%(a)(f)(g)	2,750,000	2,688,125
M&T Bank Corp.
Perpetual Maturity, 6.875%(a)(g)	2,000,000	2,022,500
Manufacturers & Traders Trust Co.
12/01/2021, 5.629%(a)(f)	5,250,000	5,158,125
Radian Group, Inc.
06/15/2020, 5.250%(a)	2,000,000	1,835,000
Stifel Financial Corp.
12/01/2020, 3.500%(a)	5,000,000	4,998,265
SunTrust Banks, Inc.
Perpetual Maturity, 5.625%(a)(b)(f)(g)	7,300,000	7,272,625
Textron Financial Corp.
02/15/2067, 6.000%(a)(e)(f)	8,200,000	5,842,500

TOTAL CORPORATE BONDS
(Cost $68,955,419)		66,469,944

ASSET/MORTGAGE BACKED SECURITIES 4.64%
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
Series 2015-K049, Class A2, 07/25/2025, 3.010%	4,000,000	4,129,905
Federal National Mortgage Association
Series AM8004, 02/01/2027, 2.720%(a)	3,438,331	3,389,570
Government National Mortgage Association
Series 2014-155, Class VA, 03/16/2037, 3.000%	3,819,449	4,013,554
Series 2014-86, Class A, 11/16/2040, 2.650%	2,809,293	2,866,095
Series 2015-75, Class A, 02/16/2044, 3.000%	3,949,749	4,080,594
Series 2015-22, Class A, 08/16/2047, 2.400%	3,723,830	3,775,195
Series 2015-2, Class VA, 12/16/2049, 2.500%	5,347,534	5,441,076

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $27,571,586)		27,695,989

Description and Maturity Date	Principal Amount	Value
GOVERNMENT & AGENCY OBLIGATIONS 31.61%
U.S. Treasury Bonds
08/15/2029, 6.125%(a)	$15,500,000	$22,740,794
02/15/2031, 5.375%(a)	31,800,000	44,739,261
05/15/2040, 4.375%	6,000,000	7,910,274
08/15/2040, 3.875%(a)	10,000,000	12,260,740
05/15/2041, 4.375%	6,500,000	8,596,887
08/15/2042, 2.750%(a)	16,000,000	16,124,064
05/15/2043, 2.875%(a)	8,000,000	8,229,688
U.S. Treasury Notes
01/31/2017, 0.500%	18,000,000	17,973,990
07/31/2017, 0.625%	17,000,000	16,973,446
09/15/2017, 1.000%(a)	8,000,000	8,030,160
09/30/2017, 0.625%(a)	25,000,000	24,941,400

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $186,145,765)		188,520,704

	Shares	Value
SHORT-TERM INVESTMENTS 8.46%
Money Market Fund 8.46%
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class (0.132% 7-day yield)	50,446,446	50,446,446

TOTAL SHORT-TERM INVESTMENTS
(Cost $50,446,446)		50,446,446

Total Investments - 155.50%
(Cost $1,002,274,533)		927,561,177

Liabilities in Excess of Other Assets - (55.50%)(h)		(331,071,588)

NET ASSETS - 100.00%		$596,489,589

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (29.95%)
Consumer Discretionary (0.39%)
Multiline Retailing (0.10%)
Burlington Stores, Inc.	(11,300)	$(607,149)

Specialty Retail (0.29%)
Tiffany & Co.	(26,400)	(1,685,376)

TOTAL CONSUMER DISCRETIONARY		(2,292,525)

Energy (1.60%)
Inpex Corp.	(393,280)	(3,422,298)
Petroleo Brasileiro S.A. - Sponsored ADR	(610,800)	(2,119,476)
Rowan Cos., PLC - A Shares	(78,700)	(995,555)
SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Energy (continued)
Transocean, Ltd.	(290,300)	$(3,024,926)
		(9,562,255)

Financials (8.92%)
Capital Markets (0.51%)
Credit Suisse Group AG - Sponsored ADR	(87,400)	(1,555,720)
Deutsche Bank AG	(81,900)	(1,465,191)
		(3,020,911)
Commercial Banks (6.33%)
ABN AMRO Group NV	(95,373)	(1,987,831)
Banco Santander S.A. - Sponsored ADR	(551,100)	(2,309,109)
BNP Paribas S.A.	(130,317)	(6,172,766)
Hang Seng Bank, Ltd.	(169,400)	(2,797,625)
ING Groep NV - Sponsored ADR	(170,600)	(1,977,254)
Intesa Sanpaolo SpA	(1,495,082)	(4,240,173)
Itau Unibanco Holding S.A. - Class H, Sponsored Preferred ADR	(1,262,460)	(7,940,873)
Seven Bank, Ltd.	(849,600)	(3,565,000)
UniCredit SpA	(729,562)	(2,804,108)
United Overseas Bank, Ltd.	(315,000)	(3,999,965)
		(37,794,704)
Consumer Finance (1.70%)
Ally Financial, Inc.	(188,900)	(2,994,065)
American Express Co.	(98,100)	(5,248,350)
Synchrony Financial	(66,400)	(1,887,088)
		(10,129,503)
Real Estate Management & Development (0.38%)
Wharf Holdings, Ltd.	(490,000)	(2,267,104)

TOTAL FINANCIALS		(53,212,222)

Health Care (7.03%)
AbbVie, Inc.	(55,800)	(3,063,420)
Aetna, Inc.	(41,314)	(4,207,418)
AmerisourceBergen Corp.	(26,400)	(2,364,384)
ANI Pharmaceuticals, Inc.	(74,300)	(2,378,343)
Bruker Corp.	(228,600)	(5,104,638)
Celgene Corp.	(19,250)	(1,931,160)
Express Scripts Holding Co.	(5,875)	(422,236)
Gilead Sciences, Inc.	(19,800)	(1,643,400)
Mallinckrodt PLC	(53,300)	(3,096,197)
Merck & Co., Inc.	(27,100)	(1,373,157)
Pfizer, Inc.	(188,500)	(5,747,365)
United Therapeutics Corp.	(12,700)	(1,564,386)
UnitedHealth Group, Inc.	(49,700)	(5,723,452)
Varian Medical Systems, Inc.	(42,900)	(3,308,877)
		(41,928,433)

Industrials (8.87%)
Caterpillar, Inc.	(110,100)	(6,852,624)
Chicago Bridge & Iron Co. NV	(162,102)	(6,292,800)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Industrials (continued)
Cummins, Inc.	(17,100)	$(1,537,119)
Deutsche Lufthansa AG	(270,203)	(3,941,354)
easyJet PLC	(163,213)	(3,600,061)
Emerson Electric Co., Inc.	(74,500)	(3,425,510)
International Consolidated Airlines Group S.A.	(419,008)	(3,221,054)
Keppel Corp., Ltd.	(573,000)	(2,019,135)
Kone OYJ - B Shares	(86,816)	(3,796,710)
Kuehne + Nagel International AG	(29,100)	(3,835,115)
Metso OYJ	(144,970)	(2,983,875)
Rolls-Royce Holdings PLC	(19)	(150)
Rolls-Royce Holdings Preference - C Shares(d)	(41)	–
Sandvik AB	(570,868)	(4,738,418)
United Technologies Corp.	(36,000)	(3,156,840)
WW Grainger, Inc.	(17,900)	(3,520,751)
		(52,921,516)

Information Technology (1.79%)
AAC Technologies Holdings, Inc.	(438,500)	(2,789,637)
International Business Machines Corp.	(21,370)	(2,666,762)
Mobileye NV	(26,700)	(724,371)
Murata Manufacturing Co., Ltd.	(39,800)	(4,502,218)
		(10,682,988)

Materials (1.35%)
Anglo American PLC	(767,363)	(3,033,680)
BHP Billiton, Ltd.	(245,586)	(2,668,038)
Glencore International PLC	(1,813,530)	(2,312,250)
		(8,013,968)

TOTAL COMMON STOCKS
(Proceeds $197,864,107)		(178,613,907)

EXCHANGE TRADED FUNDS (6.44%)
Health Care Select Sector SPDR® Fund	(135,800)	(9,026,626)
iShares® MSCI Emerging Markets ETF	(135,200)	(4,134,416)
iShares® MSCI South Korea Capped ETF	(69,400)	(3,313,156)
iShares® Nasdaq Biotechnology ETF	(12,058)	(3,220,089)
Market Vectors® Semiconductor ETF	(31,000)	(1,541,320)
SPDR® S&P 500® ETF Trust	(88,650)	(17,186,575)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $38,824,050)		(38,422,182)
SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
PREFERRED STOCKS (0.68%)
Financials (0.68%)
Commercial Banks (0.68%)
Banco Bradesco S.A. - ADR	(890,100)	(4,067,757)

TOTAL PREFERRED STOCKS
(Proceeds $4,529,003)		$(4,067,757)

TOTAL SECURITIES SOLD SHORT
(Proceeds $241,217,160)		$(221,103,846)

(a)
Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of January 31, 2016, the aggregate market value of those securities was $695,438,809 representing 104.33% of net assets. (See Note 1 and Note 3)

(b)	Loaned security; a portion or all of the security is on loan as of January 31, 2016.
(c)	Non-income producing security.
(d)
Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of January 31, 2016, these securities had an aggregate market value of $5,427,000 or 0.91% of total net assets.

(e)
Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of January 31, 2016, these securities had an aggregate market value of $28,542,117 or 4.79% of net assets.

(f)	Floating or variable rate security - rate disclosed as of January 31, 2016.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Includes cash which is being held as collateral for total return swap contracts or futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Foreign Currency Contracts
Japanese Yen Currency Future	Short	72	03/15/2016	$(7,437,150)	$(19,168)
				$(7,437,150)	$(19,168)

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Appreciation

Morgan Stanley	Bharti Infratel, Ltd.	$2,303,178	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	$423,487
		$2,303,178				$423,487

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Depreciation
Credit Suisse	Hero MotoCorp, Ltd.	$3,526,769	75 bps + 1M LIBOR	1 M LIBOR	11/30/2017	$(224,148)
Morgan Stanley	Housing Development Finance Corp.	2,767,835	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	(127,774)
Credit Suisse	Jiangsu Hengrui Medicine Co., Ltd. - Class A	2,792,702	75 bps + 1M LIBOR	1 M LIBOR	05/26/2017	(442,218)
Credit Suisse	Larsen & Toubro, Ltd.	2,538,839	75 bps + 1M LIBOR	1 M LIBOR	11/30/2017	(1,029,452)
Morgan Stanley	LG Electronics, Inc.	(2,878,931)	50 bps - 1D FEDEF	1 D FEDEF	10/30/2017	(332,638)
Credit Suisse	Ultratech Cement, Ltd.	4,196,269	75 bps + 1M LIBOR	1 M LIBOR	11/30/2017	(350,026)
Morgan Stanley	Zhengzhou Yutong Bus Co., Ltd.	450,817	55 bps + 1D FEDEF	1 D FEDEF	01/05/2017	(38,533)
		$13,394,300				$(2,544,789)
		$15,697,478				$(2,121,302)

Abbreviations:

1D FEDEF - Federal Funds Effective Rate (Daily)
AB - Aktiebolag is the Swedish equivalent of the term corporation
ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders bps - Basis Points
ETF - Exchange Traded Fund
1M LIBOR - London Interbank Offered Rate (Monthly)
LLC - Limited Liability Corporation
Ltd. - Limited
MSCI - Morgan Stanley Capital International
NV - Naamloze Vennootschap (Dutch: Limited Liability Company)
OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.
PLC - Public Limited Company
S.A. - Generally designates corporations in various countries, mostly those employing the civil law.
SpA - Societa` Per Azioni is an Italian shared company
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt

For Fund compliance purposes, each Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by each Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

CLOUGH GLOBAL FUNDS
NOTES TO QUARTERLY STATEMENT OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund (the “Funds”), are closed-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”). The Funds were organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated April 27, 2004 and January 25, 2005, respectively for Clough Global Allocation Fund and Clough Global Equity Fund, and an Agreement and Declaration of Trust dated January 12, 2006, for Clough Global Opportunities Fund. The Funds were previously registered as non-diversified investment companies. As a result of ongoing operations, each of the Funds became a diversified company. The Funds may not resume operating in a non-diversified manner without first obtaining shareholder approval. Each Fund’s investment objective is to provide a high level of total return. Each Declaration of Trust provides that the Board of Trustees may authorize separate classes of shares of beneficial interest. The common shares of Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund are listed on the NYSE MKT and trade under the ticker symbols “GLV”, “GLQ” and “GLO” respectively.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Statement of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP. The Statement of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE” or the “Exchange”) on January 31, 2016.

The net asset value per share of each Fund is determined no less frequently than daily, on each day that the Exchange is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when a Fund is not open for business. As a result, each Fund’s net asset value may change at times when it is not possible to purchase or sell shares of a Fund.

Investment Valuation: Securities, including futures contracts, held by each Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Board of Trustees, debt securities (including short-term obligations that will mature in 60 days or less) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Exchange-traded options are valued at closing settlement prices. Total return swaps are priced based on valuations provided by a Board approved independent third party pricing agent. If a total return swap price cannot be obtained from an independent third party pricing agent the Fund shall seek to obtain a bid price from at least one independent and/or executing broker.

If the price of a security is unavailable in accordance with the aforementioned pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by management pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used as of January 31, 2016, in valuing each Fund’s investments carried at value. The Funds recognize transfers between the levels as of the end of the period in which the transfer occurred. There were no transfers between Levels 1 and 2 during the period ending January 31, 2016.

Clough Global Allocation Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$31,420,619	$–	$–	$31,420,619
Consumer Staples	1,681,865	–	–	1,681,865
Energy	6,123,493	1,323,337	–	7,446,830
Financials	40,943,301	–	–	40,943,301
Health Care	20,220,222	–	–	20,220,222
Industrials	12,085,812	–	–	12,085,812
Information Technology	14,173,139	–	–	14,173,139
Materials	4,090,603	–	–	4,090,603
Telecommunication Services	4,621,377	–	–	4,621,377
Utilities	4,786,881	–	–	4,786,881
Exchange Traded Funds	431,862	–	–	431,862
Closed-End Funds	6,677,625	–	–	6,677,625
Participation Notes	–	2,956,384	–	2,956,384
Warrants	14,620	–	–	14,620
Corporate Bonds	–	24,522,949	–	24,522,949
Asset/Mortgage Backed Securities	–	7,111,512	–	7,111,512
Government & Agency Obligations	–	42,132,127	–	42,132,127
Short-Term Investments
Money Market Fund	1,465,814	–	–	1,465,814
TOTAL	$148,737,233	$78,046,309	$–	$226,783,542

Other Financial Instruments
Assets
Total Return Swap Contracts**	$–	$99,429	$–	$99,429

Liabilities
Securities Sold Short*
Common Stocks	(43,185,550)	–	–	(43,185,550)
Exchange Traded Funds	(9,283,252)	–	–	(9,283,252)
Preferred Stocks	(984,835)	–	–	(984,835)
Futures Contracts**	(4,526)	–	–	(4,526)
Total Return Swap Contracts**	–	(623,148)	–	(623,148)
TOTAL	$(53,458,163)	$(523,719)	$–	$(53,981,882)

Clough Global Equity Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$62,798,113	$–	$–	$62,798,113
Consumer Staples	2,765,226	–	–	2,765,226
Energy	5,944,477	2,203,200	–	8,147,677
Financials	66,940,687	–	–	66,940,687
Health Care	34,547,411	804,825	–	35,352,236
Industrials	21,688,608	–	–	21,688,608
Information Technology	27,334,697	–	–	27,334,697
Materials	7,493,034	–	–	7,493,034
Telecommunication Services	7,715,176	–	–	7,715,176
Utilities	7,975,364	–	–	7,975,364
Exchange Traded Funds	721,494	–	–	721,494
Participation Notes	–	4,937,729	–	4,937,729
Warrants	24,465	–	–	24,465
Corporate Bonds	–	6,196,055	–	6,196,055
Asset/Mortgage Backed Securities	–	1,355,828	–	1,355,828
Government & Agency Obligations	–	67,769,250	–	67,769,250
Short-Term Investments
Money Market Fund	38,647,913	–	–	38,647,913
TOTAL	$284,596,665	$83,266,887	$–	$367,863,552

Other Financial Instruments
Assets
Total Return Swap Contracts**	$–	$154,456	$–	$154,456

Liabilities
Securities Sold Short*
Common Stocks	(71,677,085)	–	–	(71,677,085)
Exchange Traded Funds	(15,078,111)	–	–	(15,078,111)
Preferred Stocks	(1,634,232)	–	–	(1,634,232)
Futures Contracts**	(7,188)	–	–	(7,188)
Total Return Swap Contracts**	–	(1,791,165)	–	(1,791,165)
TOTAL	$(88,396,616)	$(1,636,709)	$–	$(90,033,325)

Clough Global Opportunities Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$139,092,197	$–	$–	$139,092,197
Consumer Staples	6,936,082	–	–	6,936,082
Energy	14,531,390	5,427,000	–	19,958,390
Financials	160,576,664	–	–	160,576,664
Health Care	83,698,124	–	–	83,698,124
Industrials	53,483,910	–	–	53,483,910
Information Technology	58,973,694	–	–	58,973,694
Materials	18,743,657	–	–	18,743,657
Telecommunication Services	19,181,755	–	–	19,181,755
Utilities	19,756,535	–	–	19,756,535
Exchange Traded Funds	1,792,201	–	–	1,792,201
Participation Notes	–	12,173,970	–	12,173,970
Warrants	60,915	–	–	60,915
Corporate Bonds	–	66,469,944	–	66,469,944
Asset/Mortgage Backed Securities	–	27,695,989	–	27,695,989
Government & Agency Obligations	–	188,520,704	–	188,520,704
Short-Term Investments
Money Market Fund	50,446,446	–	–	50,446,446
TOTAL	$627,273,570	$300,287,607	$–	$927,561,177

Other Financial Instruments
Assets
Total Return Swap Contracts**	$–	$423,487	$–	$423,487

Liabilities
Securities Sold Short*
Common Stocks	(178,613,907)	–	–	(178,613,907)
Exchange Traded Funds	(38,422,182)	–	–	(38,422,182)
Preferred Stocks	(4,067,757)	–	–	(4,067,757)
Futures Contracts**	(19,168)	–	–	(19,168)
Total Return Swap Contracts**	–	(2,544,789)	–	(2,544,789)
TOTAL	$(221,123,014)	$(2,121,302)	$–	$(223,244,316)

*	For detailed industry descriptions, see the accompanying Statement of Investments.
**	Swap contracts and futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

In the event a Board approved independent pricing service is unable to provide an evaluated price for a security or Clough Capital Partners L.P. (the “Adviser” or “Clough”) believes the price provided is not reliable, securities of each Fund may be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

On a monthly basis, the Fair Value Committee of each Fund meets and discusses securities that have been fair valued during the preceding month in accordance with the Funds’ Fair Value Procedures and reports quarterly to the Board of Trustees on the results of those meetings.

For the period ended January 31, 2016, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Foreign Securities: Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency spot contracts are reported in the Funds’ Statements of Assets and Liabilities as a receivable or a payable and in the Funds’ Statements of Operations with the change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies. These spot contracts are used by the broker to settle investments denominated in foreign currencies.

Short Sales: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Each Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. Each Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short.

Each Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. Each Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.

Derivatives Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, purchased and written options, swaps, futures and warrants. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Each Fund may acquire put and call options and options on stock indices and enter into stock index futures contracts, certain credit derivatives transactions and short sales in connection with its equity investments. In connection with a Fund's investments in debt securities, it may enter into related derivatives transactions such as interest rate futures, swaps and options thereon and certain credit derivatives transactions. Derivatives transactions of the types described above subject a Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. Each Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by a Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivatives contract due to financial difficulties, each Fund may experience significant delays in obtaining any recovery under the derivatives contract in a bankruptcy or other reorganization proceeding. Each Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

There was no Written option activity for the period ended January 31, 2016.

Futures Contracts: Each Fund may enter into futures contracts. A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price at a future date. If a Fund buys a security futures contract, the Fund enters into a contract to purchase the underlying security and is said to be "long" under the contract. If a Fund sells a security futures contact, the Fund enters into a contract to sell the underlying security and is said to be "short" under the contract. The price at which the contract trades (the "contract price") is determined by relative buying and selling interest on a regulated exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Such payables or receivables are recorded for financial statement purposes as variation margin payable or variation margin receivable by each Fund. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to futures contracts.

The Funds enter into such transactions for hedging and other appropriate risk-management purposes or to increase return. While a Fund may enter into futures contracts for hedging purposes, the use of futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. If, for example, the Fund had insufficient cash, it might have to sell a portion of its underlying portfolio of securities in order to meet daily variation margin requirements on its futures contracts or options on futures contracts at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the Funds’ portfolio holdings and futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.

Futures contract transactions may result in losses substantially in excess of the variation margin. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange‐traded futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange‐traded and the exchange’s clearinghouse, as counterparty to all exchange‐traded futures contracts, guarantees the futures contracts against default.

Swaps: During the period each Fund engaged in total return swaps. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Each Fund may utilize swap agreements as a means to gain exposure to certain assets and/or to “hedge” or protect the Fund from adverse movements in securities prices or interest rates. Each Fund is subject to equity risk and interest rate risk in the normal course of pursuing its investment objective through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If each Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to swap contracts.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

During the period ended January 31, 2016, the Funds invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Each Fund held no rights at the end of the period.

2. TAXES

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of January 31, 2016, were as follows:

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
Gross appreciation (excess of value over tax cost)	$3,938,889	$19,797,631	$11,920,937
Gross depreciation (excess of tax cost over value)	(21,224,539)	(48,175,775)	(95,442,743)
Net unrealized depreciation	$(17,285,650)	$(28,378,144)	$(83,521,806)
Cost of investments for income tax purposes	$244,069,192	$396,241,696	$1,011,082,983

3. COMMITTED FACILITY AGREEMENT

Each Fund entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) dated January 16, 2009, as amended, between each Fund and BNP Paribas Prime Brokerage, Inc. (“BNP”) that allows each Fund to borrow funds from BNP. Each Fund is currently borrowing the maximum commitment covered by the agreement. Borrowings under the Agreement are secured by assets of each Fund that are held by a Fund’s custodian in a separate account (the “pledged collateral”) valued at $149,177,527, $245,526,427 and $624,542,875 for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. Each Fund may, with 30 days notice, reduce the Maximum Commitment Financing (Initial Limit amount plus the increased borrowing amount in excess of the Initial Limit) to a lesser amount if drawing on the full amount would result in a violation of the applicable asset coverage requirement of Section 18 of the 1940 Act. Interest is charged at the three month LIBOR (London Inter-bank Offered Rate) plus 0.70% (prior to October 15, 2014, 0.75%) on the amount borrowed and 0.65% on the undrawn balance. Each Fund also pays a one-time arrangement fee of 0.25% on (i) the Initial Limit and (ii) any increased borrowing amount in the excess of the Initial Limit, paid in monthly installments for the six months immediately following the date on which borrowings were drawn by the Fund.

The Agreement was amended on December 31, 2013, to increase the Maximum Commitment Financing to $93,300,000 for the Clough Global Allocation Fund and $156,000,000 for the Clough Global Equity Fund. For the period ended January 31, 2016 the average borrowings outstanding for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund under the agreement were $93,300,000, $156,000,000 and $388,900,000, respectively, and the average interest rate for the borrowings was 1.21%. As of January 31, 2016, the outstanding borrowings for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $93,300,000, $156,000,000 and $388,900,000, respectively. The interest rate applicable to the borrowings of Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund on January 31, 2016, was 1.31%.

The Lending Agreement is a separate side-agreement between each Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by a Fund to BNP under the Agreement. The Lending Agreement is intended to permit each Fund to significantly reduce the cost of its borrowings under the Agreement. BNP has the ability to reregister the Lent Securities in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral with all attendant rights of ownership. (It is each Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) Each Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by a Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to each Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by a Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to each Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with each Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, each Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. Each Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to each Fund’s custodian no later than three business days after such request. If a Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery to each Fund’s custodian of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. Under the terms of the Lending Agreement, each Fund shall have the right to apply and set-off an amount equal to one hundred percent (100%) of the then current fair market value of such Lent Securities against the Current Borrowings. As of January 31, 2016, the market value of the Lent Securities for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $88,444,675, $147,053,479 and $366,864,035, respectively.

The Board of Trustees has approved each Agreement and the Lending Agreement. No violations of the Agreement or the Lending Agreement have occurred during the period ended January 31, 2016.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

(a)	Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 29, 2016

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	March 29, 2016